UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------


Form 13F File Number: 28- 11248
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Thomas T. Sullivan
                     ---------------------------------------
Title:               CFO
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas T. Sullivan               New Canaan, Connecticut  August 11, 2006
-----------------------------------  -----------------------  ------------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       -0-

Form 13F Information Table Entry Total:                   55

Form 13F Information Table Value Total:            1,801,461
                                               ----------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

IMPALA ASSET MANAGEMENT LLC
134 MAIN STREET
NEW CANAAN, CT 06840
TOM SULLIVAN, CFO
203-972-4155

FORM 13F FOR THE PERIOD ENDED JUNE 30, 2006

                                                                                                  Investment    Other      Voting
Security                                 Title of Class    CUSIP       MKT (000's)      Shares    Discretion   Managers  Authority
----------------------------------------------------------------------------------------------------------------------------------
3 M CO                                   COMMON            88579Y101       36,347      450,000    Y            N            SOLE
AIR PRODS & CHEMS IN C COM STK           COMMON            009158106       25,568      400,000    Y            N            SOLE
AMERICAN COMMERCIAL LINES                COMMON            025195207        4,476       74,287    Y            N            SOLE
AMERICAN AXLE & MFG HLDGS INC            COMMON            024061103        5,133      300,000    Y            N            SOLE
AMR CORP  COM STK                        COMMON            001765106      138,254    5,438,794    Y            N            SOLE
BALL CORP  COM STK                       COMMON            058498106        7,408      200,000    Y            N            SOLE
CARNIVAL CORP                            COMMON            143658300       31,305      750,000    Y            N            SOLE
CIA VALE DO RIO DOCE  ADR                SPONSORED ADR     204412209       34,192    1,422,300    Y            N            SOLE
CLEVELAND CLIFFS INC  COM STK            COMMON            185896107       54,115      682,500    Y            N            SOLE
CON-WAY INC COM STK                      COMMON            205944101       19,651      339,215    Y            N            SOLE
CSX CORP COM                             COMMON            126408103       50,044      710,450    Y            N            SOLE
CYPRESS SEMICONDUCTO R CORP CO           COMMON            232806109       13,720      943,600    Y            N            SOLE
D.R. HORTON INC  COM STK                 COMMON            23331A109        4,764      200,000    Y            N            SOLE
DRYSHIPS INC                             COMMON            Y2109Q101          852       78,965    Y            N            SOLE
DEERE & CO COM                           COMMON            244199105       61,788      740,060    Y            N            SOLE
DOW CHEMICAL CORP CO M STK               COMMON            260543103       50,739    1,300,000    Y            N            SOLE
EATON CORP  COM STK                      COMMON            278058102       59,460      788,600    Y            N            SOLE
EMBRAER-EMPRESA BRAS ILEIRA DE           SPONSORED ADR     29081M102       24,945      684,000    Y            N            SOLE
EVERGREEN SOLAR INC  COM STK             COMMON            30033R108        2,012      155,000    Y            N            SOLE
EXCEL MARITIME CARRIERS LTD              COMMON            V3267N107          910       87,900    Y            N            SOLE
FEDEX CORP                               COMMON            31428X106        5,064       43,330    Y            N            SOLE
GATX CORP                                COMMON            361448103        2,265       53,300    Y            N            SOLE
FREIGHTCAR AMERICA  COM STK              COMMON            357023100       20,092      361,957    Y            N            SOLE
GENERAL ELECTRIC CO  COM STK             CALL              99O96V7K2       38,461    1,166,900    Y            N            SOLE
GENTEX CORP COM                          COMMON            371901109          420       30,000    Y            N            SOLE
GOODYEAR TIRE & RUBR  CO COM S           COMMON            382550101      146,374   13,186,800    Y            N            SOLE
GREENBRIER COS INC                       COMMON            393657101        4,679      142,900    Y            N            SOLE
GENERAL AMERN INVS INC                   COMMON            361448103       18,641      438,600    Y            N            SOLE
HARLEY DAVIDSON INC  COM STK             COMMON            412822108       19,316      351,900    Y            N            SOLE
HORIZON LINES INC                        COMMON            44044K101          533       33,300    Y            N            SOLE
HUB GROUP INC                            CL A              443320106        6,822      278,106    Y            N            SOLE
HUNT J B TRANS SVCS INC COM ST           COMMON            445658107       88,380    3,547,966    Y            N            SOLE
LANDSTAR SYS INC                         COMMON            515098101        4,351       92,117    Y            N            SOLE
L B FOSTER CO CL A COM STK               COMMON            350060109        3,305      136,150    Y            N            SOLE
L-3 COMMUNICATIONS C ORP COM S           COMMON            502424104       15,084      200,000    Y            N            SOLE
MEMC ELECTRONIC MATE RIALS INC           COMMON            552715104       21,188      565,000    Y            N            SOLE
MIDWEST AIR GROUP IN C COM STK           COMMON            597911106        2,296      454,795    Y            N            SOLE
NORFOLK SOUTHERN CORP                    COMMON            655844108        2,557       48,050    Y            N            SOLE
NOVA CHEMICALS CORP COM USD              COMMON            66977W109        5,237      181,900    Y            N            SOLE
OCCIDENTAL PETE CORP                     COMMON            674599105       77,514      755,868    Y            N            SOLE
OLD DOMINION FGHT LINES INC              COMMON            679580100           53        1,420    Y            N            SOLE
PHELPS DODGE CORP  COM STK               COMMON            717265102        8,306      101,100    Y            N            SOLE
POTASH CORP OF SASKA TCHEWAN I           COMMON            73755L107      183,599    2,135,612    Y            N            SOLE
RYDER SYS INC                            COMMON            783549108        1,070       18,319    Y            N            SOLE
TAM SA                                   SP ADR REP PFD    87484D103        4,655      171,134    Y            N            SOLE
TEEKAY SHIPPING CORP COM STK             COMMON            Y8564W103       35,762      854,735    Y            N            SOLE
TRANSOCEAN INC                           COMMON            G90078109       67,670      842,500    Y            N            SOLE
UAL CORP  COM STK                        COMMON            902549807      212,704    6,856,984    Y            N            SOLE
UNITED PARCEL SERVIC E INC CL            COMMON            911312106       67,231      816,603    Y            N            SOLE
UNION PAC CORP                           COMMON            907818108        2,891       31,100    Y            N            SOLE
US AIRWAYS GROUP                         COMMON            90341W108       24,107      476,984    Y            N            SOLE
WABASH NATL CORP  COM STK                COMMON            929566107        1,272       82,800    Y            N            SOLE
WASTE MGMT INC DEL  COM STK              COMMON            94106L109       62,758    1,749,100    Y            N            SOLE
WHEELING PITTSBURGH CORP COM S           COMMON            963142302       17,563      883,000    Y            N            SOLE
YRC WORLDWIDE INC                        COMMON            984249102        3,558       84,500    Y            N            SOLE
                                                                        1,801,461